united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

LeaderShares™ AlphaFactor® US Core Equity ETF

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2019

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-480-757-4277 www.leadersharesetfs.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.leadersharesetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

LeaderSharesTM AlphaFactor® US Core Equity ETF

PORTFOLIO REVIEW

April 30, 2019 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2019, compared to its benchmark:

	Six Month	Since Inception(a)
LeaderSharesTM AlphaFactor® US Core Equity ETF - NAV	9.36%	(0.05)%
LeaderSharesTM AlphaFactor® US Core Equity ETF - Market Price	9.36%	0.39%
AlphaFactor® US Core Equity Index (b)	5.54%	(4.83)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (10/1/2018) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the February 25, 2018 prospectus. Please see the Financial Highlights for a more recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-480-757-4277.

(a)	As of the close of business on the day of commencement of trading October 1, 2018

(b)	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies.

PORTFOLIO ANALYSIS
April 30, 2019
Percent of
Top 10 Industries	Net Assets
Retail	7.9%
Semiconductors	6.4%
Software	6.1%
Diversified Financial Services	5.2%
Miscellaneous Manufacturing	5.1%
Transportation	5.0%
Electronics	5.0%
Oil & Gas	4.9%
Insurance	4.1%
Chemicals	4.0%
Other/Cash and Equivalents	46.3%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

LeaderSharesTM AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Fair Value
	COMMON STOCK - 98.6%
	APPAREL - 1.9%
5,790	Columbia Sportswear, Co.	$578,826
4,663	Ralph Lauren Corp.	613,558
		1,192,384
	AUTO PARTS & EQUIPMENT - 2.0%
13,439	Allison Transmission Holdings, Inc.	629,752
4,592	WABCO Holdings, Inc. *	608,164
		1,237,916
	BANKS - 3.2%
12,574	CIT Group, Inc.	669,817
8,230	Comerica, Inc.	646,796
1,481	First Citizens BancShares, Inc.	663,858
		1,980,471
	BEVERAGES - 1.1%
11,113	Monster Beverage Corp. *	662,335

	BIOTECHNOLOGY - 1.8%
3,176	Amgen, Inc.	569,520
2,553	Biogen, Inc. *	585,250
		1,154,770
	BUILDING MATERIALS - 1.1%
7,645	Armstrong World Industries, Inc.	662,592

	CHEMICALS - 4.0%
6,137	Celanese Corp.	662,121
14,781	CF Industries Holdings, Inc.	661,893
1,386	NewMarket Corp.	581,538
5,365	PPG Industries, Inc.	630,388
		2,535,940
	COMMERCIAL SERVICES - 1.9%
2,453	FleetCor Technologies, Inc. *	640,111
9,291	Robert Half International, Inc.	576,878
		1,216,989
	COMPUTERS - 3.1%
39,220	Hewlett Packard Enterprise Co.	620,068
9,408	Leidos Holdings, Inc.	691,300
8,737	NetApp, Inc.	636,490
		1,947,858
	DISTRIBUTION/WHOLESALE - 3.2%
9,992	Copart, Inc. *	672,661
13,991	HD Supply Holdings, Inc. *	639,249
3,661	Pool Corp.	672,672
		1,984,582
	DIVERSIFIED FINANCIAL SERVICES - 5.2%
21,998	Ally Financial, Inc.	653,561
12,973	E*TRADE Financial Corp.	657,212
6,643	Evercore, Inc.	647,227
8,659	LPL Financial Holdings, Inc.	641,545
6,037	T Rowe Price Group, Inc.	648,978
		3,248,523
	ELECTRIC - 1.9%
14,133	NRG Energy, Inc.	581,856
23,221	Vistra Energy Corp.	632,772
		1,214,628
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
7,280	AMETEK, Inc.	641,877
8,842	Emerson Electric Co.	627,694
		1,269,571
	ELECTRONICS - 5.0%
7,821	Arrow Electronics, Inc. *	660,953
12,705	FLIR Systems, Inc.	672,603
7,203	Fortive Corp.	621,907
22,764	Jabil, Inc.	687,700
2,400	Waters Corp. *	512,496
		3,155,659

LeaderSharesTM AlphaFactor® US Core Equity ETF

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	COMMON STOCK - 98.6% (Continued)
	HEALTHCARE-PRODUCTS - 1.8%
7,440	Baxter International, Inc.	$567,672
2,004	Teleflex, Inc.	573,505
		1,141,177
	HEALTHCARE-SERVICES - 0.9%
4,195	IQVIA Holdings, Inc. *	582,686

	HOME BUILDERS - 1.1%
21,524	PulteGroup, Inc.	677,145

	HOUSEHOLD PRODUCTS/WARES - 0.9%
5,336	Avery Dennison Corp.	590,428

	INSURANCE - 4.1%
983	Alleghany Corp. *	645,713
6,411	Allstate Corp.	635,074
13,578	Assured Guaranty Ltd.	647,671
12,050	Voya Financial, Inc.	661,424
		2,589,882
	INTERNET - 1.1%
6,271	CDW Corp.	662,218

	IRON/STEEL - 1.0%
6,694	Reliance Steel & Aluminum Co.	615,580

	LODGING - 1.0%
8,347	Hyatt Hotels Corp.	640,465

	MACHINERY-CONSTRUCTION & MINING - 2.0%
4,452	Caterpillar, Inc.	620,698
8,038	Oshkosh Corp.	663,858
		1,284,556
	MACHINERY-DIVERSIFIED - 2.9%
8,701	AGCO Corp.	615,857
5,339	Curtiss-Wright Corp.	608,325
3,435	Rockwell Automation, Inc.	620,739
		1,844,921
	MEDIA - 2.1%
22,391	Discovery, Inc. *	691,882
106,420	Sirius XM Holdings, Inc.	618,300
		1,310,182
	MISCELLANEOUS MANUFACTURING - 5.1%
4,915	Carlisle Cos, Inc.	695,079
7,512	Eaton Corp PLC	622,144
8,723	Hexcel Corp.	616,803
3,517	Parker-Hannifin Corp.	636,859
27,839	Trinity Industries, Inc.	600,209
		3,171,094
	OFFICE/BUSINESS EQUIPMENT - 1.0%
18,912	Xerox Corp.	630,904

	OIL & GAS - 4.9%
23,055	Cabot Oil & Gas Corp.	596,894
12,234	HollyFrontier Corp.	583,929
96,671	Kosmos Energy Ltd.	646,729
35,993	Marathon Oil Corp.	613,321
7,124	Valero Energy Corp.	645,862
		3,086,735
	PACKAGING & CONTAINERS - 1.0%
10,428	Ball Corp.	625,054

LeaderSharesTM AlphaFactor® US Core Equity ETF

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	COMMON STOCK - 98.6% (Continued)
	PHARMACEUTICALS - 2.8%
11,426	Herbalife Nutrition Ltd. *	$603,864
7,264	Merck & Co, Inc.	571,749
17,585	Premier, Inc. *	584,350
		1,759,963
	RETAIL - 7.9%
590	AutoZone, Inc. *	606,703
2,327	Domino’s Pizza, Inc.	629,640
8,792	Kohl’s Corp.	625,111
1,554	O’Reilly Automotive, Inc. *	588,298
8,126	Starbucks Corp.	631,228
33,614	Wendy’s Co.	625,556
10,730	Williams-Sonoma, Inc.	613,434
6,044	Yum! Brands, Inc.	630,933
		4,950,903
	SEMICONDUCTORS - 6.4%
2,010	Broadcom, Inc.	639,984
5,080	KLA-Tencor Corp.	647,598
14,653	Micron Technology, Inc. *	616,305
29,276	ON Semiconductor Corp. *	675,105
15,159	Teradyne, Inc.	742,791
5,687	Texas Instruments, Inc.	670,099
		3,991,882
	SOFTWARE - 6.1%
8,418	Akamai Technologies, Inc. *	673,945
6,073	Citrix Systems, Inc.	613,130
6,838	Fiserv, Inc. *	596,547
3,035	MSCI, Inc.	684,028
11,275	Oracle Corp.	623,846
4,772	Veeva Systems, Inc. *	667,460
		3,858,956
	TELECOMMUNICATIONS - 2.1%
11,222	Cisco Systems, Inc.	627,871
4,058	Ubiquiti Networks, Inc.	691,686
		1,319,557
	TRANSPORTATION - 5.0%
8,073	CSX Corp.	642,853
6,918	Genesee & Wyoming, Inc. *	613,281
5,508	Landstar System, Inc.	600,152
3,232	Norfolk Southern Corp.	659,392
3,617	Union Pacific Corp.	640,354
		3,156,032

	TOTAL COMMON STOCK (Cost - $57,523,125)	61,954,538

	REAL ESTATE INVESTMENT TRUST (REIT) - 0.9%
12,017	Apartment Investment & Management Co.
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost - $602,608)	593,159

	TOTAL INVESTMENTS - 99.5% (Cost - $58,125,733)	$62,547,697
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.5%	301,656
	TOTAL NET ASSETS - 100.0%	$62,849,353

*	Non-Income producing security.

PLC - Public Limited Company

LeaderSharesTM AlphaFactor® US Core Equity ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2019

ASSETS
Investment securities:
At cost	$58,125,733
At value	$62,547,697
Cash	312,397
Dividends and interest receivable	16,948
TOTAL ASSETS	62,877,042

LIABILITIES
Investment advisory fees payable	27,689
TOTAL LIABILITIES	27,689
NET ASSETS	$62,849,353

Net Assets Consist Of:
Paid in capital	$60,165,831
Accumulated earnings	2,683,522
NET ASSETS	$62,849,353

Net Asset Value Per Share:
Net Assets	$62,849,353
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,525,000
Net asset value (Net Assets ÷ Shares Outstanding)	$24.89

LeaderSharesTM AlphaFactor® US Core Equity ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2019

INVESTMENT INCOME
Dividends (Less: Foreign Withholding Expense of $324)	$406,204
TOTAL INVESTMENT INCOME	406,204

EXPENSES
Investment advisory fees	203,006
TOTAL EXPENSES	203,006
NET INVESTMENT GAIN	203,198

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(1,731,711)
Unrealized appreciation on:
Investments	6,864,449
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,132,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,335,936

LeaderSharesTM AlphaFactor® US Core Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	For the Period
	April 30, 2019	Ended
	(Unaudited)	October 31, 2018 *
FROM OPERATIONS
Net investment gain (loss)	$203,198	$(334)
Net realized loss on investments/in-kind redemptions	(1,731,711)	(83,374)
Unrealized appreciation (depreciation) on investments	6,864,449	(2,442,485)
Net increase (decrease) in net assets resulting from operations	5,335,936	(2,526,193)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(209,595)	—
Total distributions to sharesholders	(209,595)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,874,185	56,194,166
Cost of shares redeemed	—	(2,819,146)
Net increase in net assets resulting from shares of beneficial interest	6,874,185	53,375,020

TOTAL INCREASE IN NET ASSETS	12,000,526	50,848,827

NET ASSETS
Beginning of Period	50,848,827	—
End of Period	$62,849,353	$50,848,827

SHARE ACTIVITY
Shares sold	300,000	2,350,000
Shares redeemed	—	(125,000)
Net increase in shares of beneficial interest outstanding	300,000	2,225,000

*	Fund commenced operation on October 1, 2018.

LeaderSharesTM AlphaFactor® US Core Equity ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Six Months
	Ended	For the Period
	April 30, 2019	Ended
	(Unaudited)	October 31, 2018*
Net asset value, beginning of period	$22.85	$25.00
Activity from investment operations:
Net investment gain/loss (1)	0.09	(0.00)**
Net realized and unrealized gain/loss on investments	2.04	(2.15)
Total from investment operations	2.13	(2.15)
Less distributions from:
Net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$24.89	$22.85
Total return (2,4)	9.36%	(8.60)%
Net assets, at end of period (000s)	$62,849	$50,849
Ratio of net expenses to average net assets (3)	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets (3)	0.75%	(0.01)%
Portfolio Turnover Rate (4,5)	107%	0%

*	Fund commenced operation on October 1, 2018.

**	Represents less than $0.01 per share.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(3)	Annualized

(4)	Not annualized

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019

1.	ORGANIZATION

The LeaderSharesTM AlphaFactor® US Core Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The Fund commenced operations on October 1, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$61,954,538	$—	$—	$61,954,538
Real Estate Investment Trust	593,159	—	—	593,159
Total	$62,547,697	$—	$—	$62,547,697

The Fund did not hold any Level 2 or 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns file for open tax year 2018 or expected to taken in the Fund’s October 31, 2019 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $58,361,080 and $58,499,959, respectively.

For the period ended April 30, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $6,863,017 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the period ended April 30, 2019, the Fund incurred advisory fees in the amount of $203,006.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing service for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. Northern Lights Distributors, LLC, the Fund’s distributor, its affiliates, and the Fund’s Advisor or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Advisor.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS, and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2019, was as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$58,125,733	$4,948,695	$(526,731)	$4,421,964

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the fiscal year ended October 31, 2018.

As of October 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(334)	$—	$—	$(2,442,485)	$(2,442,819)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $334.

Permanent book and tax differences, attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the period ended October 31, 2018 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(83,374)	$83,374

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

*	As a percentage of the amount invested.

8.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments, which include, but are not limited to authorized participant concentration risk, calculation methodology risk, consumer discretionary sector risk, derivatives risk, equity risk, ETF structure risks, financials sector risk, fluctuation of net asset value risk, gap risk, index tracking error risk, industrials sector risk, industry concentration risk, information technology sector risk, limited history of operations risk, management risk, market capitalization risk, market risk, market events risk, passive investment risk and rules-based strategy risk.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including: ·

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread”

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses. In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value. The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LeaderSharesTM AlphaFactor® US Core Equity ETF
EXPENSE EXAMPLES (Unaudited)
April 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/18	4/30/19	11/1/18 - 4/30/19	11/1/18 - 4/30/19
Actual	$1,000.00	$1,093.60	$3.89	0.75%

Hypothetical	$1,000.00	$1,021.08	$3.76	0.75%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-480-757-4277 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-480-757-4277.

Investment Advisor
Redwood Investment Management, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 8, 2019